Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2013 and 2012:

		December 31, 2013
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

U.S government agencies	$20,151	$––	$20,151	$––

State and political subdivisions	6,387	––	6,387	––

Equity securities	26	26	––	––

		December 31, 2012
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)

U.S government agencies	$24,070	$––	$24,070	$––

State and political subdivisions	10,759	––	10,759	––

Equity securities	24	24	––	––

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis
The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2013 and 2012:

December 31, 2013
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(In thousands)

Collateral dependent impaired loans	$1,096	$––	$––	$1,096
Foreclosed assets held for sale	695	––	––	695

December 31, 2012
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(In thousands)

Collateral dependent impaired loans	$3,573	$––	$––	$3,573
Foreclosed assets held for sale	736	––	––	736

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at	Valuation
	12/31/13	Technique	Unobservable Inputs	Range
	(In thousands)

Foreclosed assets held for sale	$695	Market comparable properties	Comparability adjustments	Not available

Collateral-dependent impaired loans	1,096	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at	Valuation
	12/31/12	Technique	Unobservable Inputs	Range
	(In thousands)

Foreclosed assets held for sale	$736	Market comparable properties	Comparability adjustments	Not available

Collateral-dependent impaired loans	3,573	Market comparable properties	Marketability discount	10% – 35%

Estimated Fair Values of Company's Financial Instruments
		Fair Value Measurements Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2013

Financial assets
Cash and cash equivalents	$23,474	$23,474	$––	$––
Held-to-maturity securities	955	––	970	––
Loans, net of allowance	306,608	––	––	306,181
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,022	––	1,022	––

Financial liabilities
Deposits	310,641	––	296,300	––
Short term borrowings	5,746	––	5,746	––
Federal Home Loan Bank advances	26,991	––	28,998	––
Subordinated debentures	4,000	––	3,729	––
Interest payable	144	––	144	––

The classification of the assets and liabilities pursuant to the valuation hierarchy as of December 31, 2012 in the following table have not been audited.  The fair value has been derived from the December 31, 2012 audited consolidated financial statements.

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2012

Financial assets
Cash and cash equivalents	$75,108	$75,108	$––	$––
Held-to-maturity securities	2,768	––	2,840	––
Loans, net of allowance	293,774	––	––	295,134
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,076	––	1,076	––

Financial liabilities
Deposits	350,416	––	346,761	––
Short term borrowings	10,681	––	10,681	––
Federal Home Loan Bank advances	32,439	––	35,649	––
Subordinated debentures	4,000	––	3,712	––
Interest payable	193	––	193	––